Organization and Principal Activities - Schedule of Subsidiaries and VIEs (Details)	6 Months Ended
Jun. 30, 2025
Scienjoy Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 23, 2017
Place of incorporation	Cayman Islands
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 25, 2023
Place of incorporation	Singapore
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Scienjoy International Limited (“Scienjoy HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 18, 2017
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 18, 2017
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 28, 2021
Place of incorporation	British Virgin Islands
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 18, 2023
Place of incorporation	Dubai
Percentage of direct/indirect ownership	51.00%
Principal activities	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 03, 2023
Place of incorporation	Dubai
Percentage of direct/indirect ownership	51.00%
Principal activities	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 11, 2024
Place of incorporation	Singapore
Percentage of direct/indirect ownership	51.00%
Principal activities	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 20, 2020
Place of incorporation	Dubai
Percentage of direct/indirect ownership	45.90%
Principal activities	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 31, 2024
Place of incorporation	Singapore
Percentage of direct/indirect ownership	35.70%
Principal activities	Multi-channel network business
Fashionfly Limited (a wholly owned subsidiary of Scenovo SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 14, 2025
Place of incorporation	Hong Kong
Percentage of direct/indirect ownership	51.00%
Principal activities	Multi-channel network business
Star Home Global Media FZ-LLC (a 70% owned subsidiary of Scenovo SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 05, 2024
Place of incorporation	Dubai
Percentage of direct/indirect ownership	35.70%
Principal activities	Multi-channel network business
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 17, 2017
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 05, 2018
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 30, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 09, 2017
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 02, 2016
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 23, 2020
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 11, 2020
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Dec. 23, 2020
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 28, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 04, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Information technology
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 22, 2019
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Oct. 28, 2011
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY) [Memebr]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 18, 2016
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jun. 16, 2015
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Aug. 08, 2016
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
‣ Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 22, 2016
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (an 80% owned subsidiary of QY and a 20% owned subsidiary of DF) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 02, 2021	[1]
Place of incorporation	The PRC	[1]
Percentage of direct/indirect ownership	100.00%	[1]
Principal activities	Live streaming platform	[1]
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Sep. 29, 2021
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jul. 28, 2015
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Nov. 30, 2015
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 06, 2015
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 15, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	51.00%
Principal activities	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd.(“SXFJ”) (a 51% owned subsidiary of QYHN) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 30, 2024
Place of incorporation	The PRC
Percentage of direct/indirect ownership	51.00%
Principal activities	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Mar. 30, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 07, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 07, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 07, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 07, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Apr. 07, 2022
Place of incorporation	The PRC
Percentage of direct/indirect ownership	100.00%
Principal activities	Live streaming platform

[1]	On March 1, 2025, DF acquired a 20% equity interest in QYHN from QY by contributing RMB5,000 in registered capital to QYHN.